Employees and Personnel Costs - Disclosures Regarding Total Remuneration of The Board and Senior Executives (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employees and Personnel Costs
Base salary, foard fee	kr 26,853	kr 18,693	kr 15,459
Pension costs	2,783	1,953	1,876
Variable remuneration	7,440	4,175	3,117
Other remuneration			472
Share-based payments	13,671	9,906	3,820
Reimbursement received	50,747	34,727	24,744
Elmar Schnee
Employees and Personnel Costs
Base salary, foard fee	975	898	834
Share-based payments	647	465	310
Reimbursement received	1,622	1,363	1,144
Thomas Eklund
Employees and Personnel Costs
Base salary, foard fee			72
Share-based payments			43
Reimbursement received			115
Hilde Furberg
Employees and Personnel Costs
Base salary, foard fee	413	336	273
Share-based payments	239	162	106
Reimbursement received	651	498	379
Lennart Hansson
Employees and Personnel Costs
Base salary, foard fee	200	360	281
Share-based payments	33	162	106
Reimbursement received	233	522	387
Bengt Julander
Employees and Personnel Costs
Base salary, foard fee			58
Reimbursement received			58
Diane Parks
Employees and Personnel Costs
Base salary, foard fee	490	421	379
Share-based payments	239	162	106
Reimbursement received	729	583	485
Molly Henderson
Employees and Personnel Costs
Base salary, foard fee	590	539	345
Share-based payments	227	124	37
Reimbursement received	817	663	382
Henrik Stenqvist
Employees and Personnel Costs
Base salary, foard fee	275
Share-based payments	74
Reimbursement received	349
Elisabeth Bjrk
Employees and Personnel Costs
Base salary, foard fee	188
Share-based payments	74
Reimbursement received	261
CEO
Employees and Personnel Costs
Base salary, foard fee	5,938	4,860	3,401
Pension costs	760	760	678
Variable remuneration	2,293	1,840	1,357
Share-based payments	4,056	3,270	1,094
Reimbursement received	13,048	10,730	6,530
Other executive management
Employees and Personnel Costs
Base salary, foard fee	17,784	11,279	9,816
Pension costs	2,023	1,193	1,198
Variable remuneration	5,146	2,335	1,760
Other remuneration			472
Share-based payments	8,083	5,561	2,018
Reimbursement received	33,037	20,368	15,264
Other executive management | Subsidiaries
Employees and Personnel Costs
Base salary, foard fee	7,516	2,775	2,547
Pension costs	616	167	129
Variable remuneration	3,152	694	636
Share-based payments	3,824	1,515
Reimbursement received	kr 15,109	kr 5,151	kr 3,312